Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Total	$ 239,604	$ 373,657	$ 1,540,097	$ 1,063,470
Subcontractors and consultants [Member]
Schedule of Research and Development Expenses [Line Items]
Total			1,160,440	811,535
Salaries [Member]
Schedule of Research and Development Expenses [Line Items]
Total			377,463	250,852
Others [Member]
Schedule of Research and Development Expenses [Line Items]
Total			$ 2,194	$ 1,083